                                   BB&T FUNDS

                        SUPPLEMENT DATED FEBRUARY 1, 2003
                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS,
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,
                                       AND
                       STATEMENT OF ADDITIONAL INFORMATION
                           EACH DATED FEBRUARY 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

The BB&T Small Company Value Fund, the BB&T Georgia Intermediate Tax-Free Fund, the BB&T Kentucky Intermediate Tax-Free Fund and the BB&T Maryland Intermediate Tax-Free have not commenced operations as of the date of this supplement and are currently not available for sale.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

                               [BB&T Funds Logo]

                                   PROSPECTUS

                            PRIME MONEY MARKET FUND

                                 CLASS A SHARES


                                FEBRUARY 1, 2003


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T FUNDS                  TABLE OF CONTENTS


                                     RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]
Carefully review this                    3  Overview
important section,                       4  Prime Money Market Fund
which summarizes the
Fund's investments,
risks, past
performance, and
fees.

                                     ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                             [ICON]
Review this section                     10  Prime Money Market Fund
for information on                      10  Investment Practices
investment strategies                   14  Investment Risks
and their risks.

                                     FUND MANAGEMENT

                             [ICON]
Review this section                     17  The Investment Adviser
for details on the                      18  The Investment Sub-Adviser
people and                              18  The Distributor and Administrator
organizations who
oversee the Funds.

                                     SHAREHOLDER INFORMATION

                             [ICON]
Review this section                     19  Choosing a Share Class
for details on how                      20  Pricing of Fund Shares
shares are valued,                      21  Purchasing and Adding to Your Shares
how to purchase, sell                   25  Selling Your Shares
and exchange shares,                    27  General Policies on Selling Shares
related charges and                     29  Distribution Arrangements/Sales Charges
payments of dividends                   29  Distribution and Service (12b-1) Fees
and distributions.                      30  Exchanging Your Shares
                                        31  Dividends, Distributions and Taxes

                                     OTHER INFORMATION ABOUT THE FUND

                             [ICON]
                                        32  Financial Highlights

                                     BACK COVER

                             [ICON]
                                            Other Information About the Fund

 [ICON]

     RISK/RETURN SUMMARY AND FUND EXPENSES                     OVERVIEW


    THE FUNDS                   BB&T Funds is a mutual fund family that offers
                                different classes of shares in separate
                                investment portfolios ("Funds"). The Funds
                                have individual investment goals and
                                strategies. This prospectus gives you
                                important information about the Class A Shares
                                of the BB&T Prime Money Market Fund that you
                                should know before investing. Please read this
                                prospectus and keep it for future reference.

                                The Fund in this prospectus is a mutual fund.
                                A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                                The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY
                                ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT
                                IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                BRANCH BANKING AND TRUST COMPANY, BB&T
                                CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                                OVERVIEW


                                PRIME MONEY MARKET FUND

                                The Fund seeks current income with liquidity and stability of principal by investing primarily in short-term debt securities. The
                                Fund seeks to maintain a stable price of $1.00 per share.

    WHO MAY WANT TO INVEST      Consider investing in this Fund if you are:
                                  - seeking preservation of capital
                                  - investing short-term reserves
                                  - willing to accept lower potential returns
                                    in exchange for a higher degree of safety

                                This Fund may not be appropriate if you are:
                                  - seeking high total return
                                  - pursuing a long-term goal or investing for
                                    retirement

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND




                                RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        The Fund seeks to provide as high a level of
                                current interest income as is consistent with
                                maintaining liquidity and stability of
                                principal.

    PRINCIPAL INVESTMENT        To pursue this goal, the Fund invests only in
    STRATEGIES                  U.S. dollar-denominated, "high-quality"
                                short-term debt securities, including the
                                following:



                                  - Obligations issued or supported by the
                                    credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);



                                  - "High quality" commercial paper and other
                                    obligations issued or guaranteed by U.S.
                                    and foreign corporations and other
                                    issuers;



                                  - Asset-backed securities;



                                  - Securities issued or guaranteed as to
                                    principal and interest by the U.S.
                                    Government or by its agencies or
                                    instrumentalities and related custodial
                                    receipts;



                                  - Securities issued or guaranteed by foreign
                                    governments or their political
                                    subdivisions, agencies or
                                    instrumentalities;



                                  - Guaranteed investment contracts issued by
                                    highly-rated U.S. insurance companies;



                                  - Securities issued or guaranteed by state
                                    or local government bodies; and



                                  - Repurchase agreements relating to the
                                    above instruments.



                                "High-quality" debt securities are those obligations which, at the time of purchase,
                                (i) possess one of the two highest short-term ratings from at least two NRSROs (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation and "P-1" or
                                "P-2" by Moody's Investors Service, Inc.); or
                                (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                RISK/RETURN SUMMARY
                                CONTINUED

                                When selecting securities for the Fund's portfolio, the manager first considers safety of principal and the quality of an investment.
                                The manager then focuses on generating a high-level of income. The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values.



                                The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.



                                For a more complete description of the
                                securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 10 or consult the Statement of Additional Information ("SAI").




    PRINCIPAL INVESTMENT        Your investment in the Fund may be subject to
    RISKS                       the following principal risks:



                                INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.



                                CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds.
                                The lower a security's rating, the greater its credit risk.



                                For more information about these risks, please see Additional Investment Strategies and Risks on page 10.



                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR
                                AN OBLIGATION OF BRANCH BANKING AND TRUST
                                COMPANY, BB&T CORPORATION, THEIR AFFILIATES,
                                OR ANY BANK, AND IT IS NOT INSURED OR
                                GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                                ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE
                                OF YOUR INVESTMENT AT $1 PER SHARE, IT IS
                                POSSIBLE TO LOSE MONEY BY INVESTING IN THE
                                FUND.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND

The chart and table on this page show how the Prime Money Market Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.


                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)

1998                                                                             4.86%
99                                                                               4.49%
2000                                                                             5.61%
01                                                                               3.38%
02                                                                               0.98%

                                            The performance information shown
                                            above is based on a calendar year.


                                            Best quarter:        1.46%  12/31/00
                                            Worst quarter:       0.20%  12/31/02
                                          ---------------------


                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                     (for the periods ended
                                                     December 31, 2001)(1)
                                                 ------------------------------


                                                                        1 YEAR   5 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                                               10/1/97
                                 -------------------------------------------------------------------------
   PRIME MONEY MARKET FUND                                              0.98%     3.85%         3.90%
----------------------------------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 2002, the Fund's 7-day yield for Class A Shares was 0.63%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.43% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                              FEES AND EXPENSES


                            SHAREHOLDER TRANSACTION
                            EXPENSES (FEES PAID BY YOU                 CLASS A
                            DIRECTLY)(1)                               SHARES
                            Maximum Sales Charge (load) on
                            Purchases                                    None
                            --------------------------------------------------
                            Maximum Deferred Sales Charge
                            (load)                                       None
                            --------------------------------------------------
                            Redemption Fee(2)                              0%
                            ANNUAL FUND OPERATING EXPENSES             CLASS A
                            (FEES PAID FROM FUND ASSETS)               SHARES
                            Management Fee(3)                           0.40%
                            --------------------------------------------------
                            Distribution and Service
                            (12b-1) Fee(3)                              0.50%
                            --------------------------------------------------
                            Other Expenses(3)                           0.31%
                            --------------------------------------------------
                            Total Fund Operating
                            Expenses(3)                                 1.21%
                            --------------------------------------------------


                              (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                              (2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                              (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A are expected to be limited to 0.40% and other expenses are expected to be limited to be 0.29%. Total expenses after fee waivers and expense reimbursements are expected to be 1.01%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



  As an investor in the
  Prime Money Market
  Fund, you will pay
  the following fees
  and expenses when you
  buy and hold shares.
  Shareholder
  transaction fees are
  paid from your
  account. Annual Fund
  operating expenses
  are paid out of Fund
  assets, and are
  reflected in the
  share price.

                                                                     PRIME MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                             MARKET FUND


                                                      EXPENSE EXAMPLE


                                           PRIME MONEY       1       3       5       10
                                           MARKET FUND      YEAR   YEARS   YEARS   YEARS
                                       CLASS A SHARES       $123   $384    $665    $1,466
                                       --------------------------------------------------


  Use the table at right to
  compare fees and expenses with
  those of other funds. it
  illustrates the amount of fees
  and expenses you would pay,
  assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

  Because this example is
  hypothetical and for comparison
  only, your actual costs will be
  different.

 [ICON]

     ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   MONEY MARKET FUNDS
   PRIME MONEY MARKET FUND. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


   The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:



     - Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest ratings categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);



     - securities that are issued or guaranteed by a person with such ratings;



     - securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or



     - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.






   INVESTMENT PRACTICES

   The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.


                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    ASSET-BACKED SECURITIES: Securities secured by          Pre-payment
    company receivables, home equity loans, truck and       Market
    auto loans, leases, credit card receivables and         Credit
    other securities backed by other types of               Interest Rate
    receivables or other assets.                            Regulatory
                                                            Liquidity
                                                            Estimated Maturity



    BANKERS' ACCEPTANCES: Bills of exchange or time         Credit
    drafts drawn on and accepted by a commercial bank.      Liquidity
    Maturities are generally six months or less.            Market
                                                            Interest Rate



    BANK INSTRUMENTS: Unsecured interest bearing            Credit
    deposits with banks. Bank instruments include bank      Liquidity
    accounts, time deposits, certificates of deposit        Market
    and banker's acceptances. Yankee instruments are        Interest Rate
    denominated in U.S. dollars and issued by U.S.
    branches of foreign banks. Eurodollar instruments
    are denominated in U.S. dollars and issued by
    non-U.S. branches of U.S. branches of U.S. or
    foreign banks. For purposes of the Prime Money
    Market Fund's concentration limitation, bank
    instruments also include fixed income securities
    credit enhanced by a bank.



    BONDS: Interest-bearing or discounted government        Market
    or corporate securities that obligate the issuer        Credit
    to pay the bondholder a specified sum of money,         Interest Rate
    usually at specific intervals, and to repay the
    principal amount of the loan at maturity.



    CERTIFICATES OF DEPOSIT: Negotiable instruments         Market
    with a stated maturity.                                 Credit
                                                            Liquidity
                                                            Interest Rate



    COMMERCIAL PAPER: Secured and unsecured short-term      Credit
    promissory notes issued by corporations and other       Liquidity
    entities. Maturities generally vary from a few          Market
    days to nine months.                                    Interest Rate



    FOREIGN SECURITIES: Stocks issued by foreign            Market
    companies, as well as commercial paper of foreign       Political
    issuers and obligations of foreign banks, overseas      Liquidity
    branches of U.S. banks and supranational entities.      Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS



                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    INVESTMENT COMPANY SECURITIES: Shares of                Market
    investment companies. Each Fund, other than the
    U.S. Treasury Fund may invest up to 5% of its
    total assets in the shares of any one registered
    investment company, but may not own more than 3%
    of the securities of any one registered investment
    company or invest more than 10% of its total
    assets in the securities of other registered
    investment companies. These registered investment
    companies may include money market funds of BB&T
    Funds and shares of other registered investment
    companies for which the Adviser to a Fund or any
    of their affiliates serves as investment adviser,
    administrator or distributor. The Prime Money
    Market Fund may only invest in shares of other
    investment companies with similar objectives.

    MORTGAGE-BACKED SECURITIES: Debt obligations            Pre-payment
    secured by real estate loans and pools of loans.        Market
    These include collateralized mortgage obligations       Credit
    and real estate mortgage investment conduits.           Regulatory
                                                            Estimated Maturity

    MUNICIPAL SECURITIES: Securities issued by a state      Market
    or political subdivision to obtain funds for            Credit
    various public purposes. Municipal securities           Political
    include industrial development bonds and other          Tax
    private activity bonds, as well as general              Regulatory
    obligation bonds, revenue bonds, tax anticipation
    notes, bond anticipation notes, revenue
    anticipation notes, project notes, other
    short-term tax-exempt obligations, municipal
    leases, obligations of municipal housing
    authorities (single family revenue bonds), and
    obligations issued on behalf of Section 501(c)(3)
    organizations.

    There are two general types of Municipal Bonds:
    General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.
    These include, but are not limited, to
    certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    specific real estate parcels; hospital revenue;
    and industrial development bonds that are secured
    by a private company.

    REPURCHASE AGREEMENTS: The purchase of a security       Market
    and the simultaneous commitment to return the           Credit
    security to the seller at an agreed upon price on
    an agreed upon date. This is treated as a loan.

    RESTRICTED SECURITIES: Securities not registered        Liquidity
    under the Securities Act of 1933, such as               Market
    privately placed commercial paper and Rule 144A
    securities.

    SECURITIES LENDING: The lending of up to 33 1/3%        Market
    of the Fund's total assets. In return the Fund          Leverage
    will receive cash, other securities, and/or             Liquidity
    letters of credit.                                      Credit

    TIME DEPOSITS: Non-negotiable receipts issued by a      Liquidity
    bank in exchange for the deposit of funds.              Credit
                                                            Market

    U.S. GOVERNMENT AGENCY SECURITIES: Securities           Interest Rate
    issued by agencies and instrumentalities of the         Credit
    U.S. government. These include Ginnie Mae, Fannie
    Mae, and Freddie Mac.

    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,         Interest Rate
    separately traded registered interest and
    principal securities, and coupons under bank entry
    safekeeping.

    VARIABLE AND FLOATING RATE INSTRUMENTS:                 Credit
    Obligations with interest rates which are reset         Liquidity
    daily, weekly, quarterly or some other period and       Market
    which may be payable to the Fund on demand.

    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:         Market
    Purchase or contract to purchase securities at a        Leverage
    fixed price for delivery at a future date. Under        Liquidity
    normal market conditions, when-issued purchases         Credit
    and forward commitments will not exceed 25% of the
    value of a Fund's total assets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   ESTIMATED MATURITY RISK. The risk that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.


   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [ICON]

     FUND MANAGEMENT




   THE INVESTMENT ADVISER
   BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Fund. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2002, BB&T Corporation had assets of approximately $80.2 billion. Through its subsidiaries, BB&T Corporation operates over 1,100 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 19 years, BB&T Asset Management currently manages assets of more than $19 billion.


   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Fund paid as follows during its fiscal year ended:


                                                         PERCENTAGE OF AVERAGE
                                                          NET ASSETS FOR THE
                                                           FISCAL YEAR ENDED
                                                               09/30/02
                                                         ---------------------
    Prime Money Market Fund..........................            0.37%

   FUND MANAGEMENT




   THE INVESTMENT SUB-ADVISER



   Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.


   Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.






   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [ICON]

     SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Funds here, Class A Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Class A Shares:

   CLASS A SHARES

   - No sales charges.

   - Distribution and service fees of 0.50% of average daily net assets.

   For actual past expenses of Class A Shares, see the fund information earlier in this prospectus.

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED



   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
        Total Assets - Total
            Liabilities
   -------------------------------
          Number of Shares


Outstanding

   NAV is calculated separately
   for each class of shares.

   ------------------------------
PRIME MONEY MARKET FUND

                                          The per share net asset value ("NAV")
                                          of the Prime Money Market Fund will be
                                          determined at 12:00 p.m. Eastern Time,
                                          3:00 p.m. Eastern Time, and at the
                                          close of regular trading on the New
                                          York Stock Exchange, normally at 4:00
                                          p.m. Eastern Time, on days the
                                          Exchange is open.

                                          Your order for purchase, sale or
                                          exchange of shares is priced at the
                                          next NAV calculated after your order
                                          is received. This is what is known as
                                          the offering price.

                                          The Fund uses the amortized cost
                                          method of valuing its investments,
                                          which does not take into account
                                          unrealized gains or losses. For
                                          further information regarding the
                                          methods used in valuing the Fund's
                                          investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

You may purchase Shares of the Fund through the Distributor or through banks, brokers and other investment representatives or institutions, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative or institution, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests.

                                                        MINIMUM INITIAL   MINIMUM
                                      ACCOUNT TYPE        INVESTMENT     SUBSEQUENT
                                  Class A
                                  -------------------------------------------------
                                  Regular                        $1,000          $0
                                  -------------------------------------------------
                                  Automatic Investment
                                  Plan                              $25         $25

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.



                                     The Fund may waive its minimum purchase
                                     requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.



   Initial Investment:



   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.



   2. Make check, bank draft or money order payable to "BB&T Funds."



   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533




   Subsequent:



   1. Use the investment slip attached to
      your account statement. Or, if
      unavailable,



   2. Include the following information on a piece of paper:

      - BB&T Funds/Fund name

      - Class A Shares
      - Amount invested

      - Account name

      - Account number

      Include your account number on your
      check.



   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533

BY OVERNIGHT SERVICE



   See instructions 1-2 above for subsequent investments.



   4. Send to: BB&T Funds
      c/o BISYS Fund Services
      Attn: T.A. Operations
      3435 Stelzer Road
      Columbus, OH 43219.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow
financial institutions to
send funds to each other,
almost instantaneously.
With an electronic
purchase or sale, the
transaction is made
through the Automated
Clearing House (ACH) and
may take up to eight days
to clear. There is
generally no fee for ACH
transactions.

        QUESTIONS?

Call 800-451-8382 or your
investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   ELECTRONIC PURCHASES



   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to:

     Huntington National Bank
     Routing Number: ABA #044 000 024
     A/C 01899607383
     BB&T Funds

   Include:

     Your name
     Your confirmation number

     AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
     ---------------------------------------------------------------------------

     YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.
     ---------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Fund from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $25, once you've invested the $25
   minimum required to open the account.



   To invest regularly from your bank
   account:



     - Complete the Automatic Investment
       Plan portion on your Account
       Application or the supplemental
       sign-up form



     - Make sure you note:



       - Your bank name, address and
         account number



       - The amount you wish to invest
         automatically (minimum $25)



       - How often you want to invest
         (every month, 4 times a year,
         twice a year or once a year)

     - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment
   form or consult the SAI for additional
   information.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Prime Money Market Fund is declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

                                        ----------------------------------------

                                          WITHDRAWING MONEY FROM YOUR FUND
                                          INVESTMENT

                                         As a mutual fund shareholder, you are
                                         technically selling shares when you
                                         request a withdrawal in cash. This is
                                         also known as redeeming shares or a
                                         redemption of shares.
                                        ----------------------------------------

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank

   Your bank may charge for this service

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO REDEMPTION PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request a redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES

   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the Prime Money Market Fund.

   DISTRIBUTION AND SERVICE (12B-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

     - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchanges of Trust Shares for Class A Shares will require payment of the sales charges unless the sales charge is waived.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made be sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

    - Your name and telephone number

    - The exact name on your account and account number

    - Taxpayer identification number (usually your Social Security number)

    - Dollar value or number of shares to be exchanged

    - The name of the Fund from which the exchange is to be made

    - The name of the Fund to which the exchange is being made

   See "Selling Your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


   The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion below.


   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains, if any, will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends that you receive are considered ordinary income for tax purposes.

   - Generally, the Fund's adviser does not consider taxes when deciding to buy or sell securities.

   - Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

   - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

 [ICON]

        OTHER INFORMATION ABOUT THE FUND



   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


                                                                        INVESTMENT ACTIVITIES
                                                              ------------------------------------------
                                                  NET ASSET      NET        NET REALIZED/
                                                   VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM
                                                  BEGINNING     INCOME       (LOSSES) ON      INVESTMENT
                                                  OF PERIOD     (LOSS)       INVESTMENTS      ACTIVITIES
                                                  ---------   ----------   ----------------   ----------
CLASS A SHARES

PRIME MONEY MARKET FUND
 Year Ended September 30, 2002..................   $ 1.00         0.01              --(b)         0.01
 Year Ended September 30, 2001..................   $ 1.00         0.04              --            0.04
 Year Ended September 30, 2000..................   $ 1.00         0.05              --            0.05
 Year Ended September 30, 1999..................   $ 1.00         0.04              --            0.04
 October 1, 1997 to September 30, 1998 (a)......   $ 1.00         0.05              --            0.05


------------


 *During the period certain fees were voluntarily reduced. If such voluntary reductions had not occurred, the ratios would have been as indicated.



 **Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



(a)Period from commencement of operations.



(b)Amount is less than $0.005.



(c)Not Annualized.



(d)Annualized.

                                                                   U.S. TREASURY


                                                               MONEY MARKET FUND



FINANCIAL HIGHLIGHTS


CONTINUED


                                     DIVIDENDS
                               ---------------------

                                  NET         NET
                               INVESTMENT   REALIZED
                                 INCOME      GAINS
                               ----------   --------
                                 (0.01)       --
                                 (0.04)       --
                                 (0.05)       --
                                 (0.04)       --
                                 (0.05)       --

                                DIVIDENDS
                                ---------

                                            NET ASSET   TOTAL RETURN
                                             VALUE,      (EXCLUDES
                                  TOTAL      END OF        SALES
                                DIVIDENDS    PERIOD       CHARGE)
                                ---------   ---------   ------------
                                  (0.01)      1.00          1.21%
                                  (0.04)      1.00          4.42%
                                  (0.05)      1.00          5.35%
                                  (0.04)      1.00          4.42%
                                  (0.05)      1.00          4.93%(c)

                                               RATIOS/SUPPLEMENTARY DATA
                                -------------------------------------------------------
                                                            RATIO OF NET
                                NET ASSETS,    RATIO OF      INVESTMENT      RATIO OF
                                  END OF      EXPENSES TO   INCOME (LOSS)   EXPENSES TO
                                  PERIOD      AVERAGE NET    TO AVERAGE     AVERAGE NET
                                   (000)        ASSETS       NET ASSETS       ASSETS*
                                -----------   -----------   -------------   -----------
                                  416,782        1.05%          1.20%          1.23%
                                  396,119        1.01%          4.22%          1.24%
                                  277,219        1.00%          5.68%          1.25%
                                    5,395        0.80%          4.34%          1.39%
                                    3,262        0.83%(d)       4.83%(d)       1.43%(d)

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, OHIO 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-6719.



PRMMBLK 01/03

                                     [LOGO]

                                   PROSPECTUS

                        U.S. TREASURY MONEY MARKET FUND

                                 CLASS A SHARES


                                FEBRUARY 1, 2003


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

BB&T FUNDS                  TABLE OF CONTENTS


                                     RISK/RETURN SUMMARY AND FUND EXPENSES

                             [ICON]
Carefully review this                    3  Overview
important section,                       5  U.S. Treasury Money Market Fund
which summarizes the
Fund's investments,
risks, past
performance, and
fees.

                                     ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                             [ICON]
Review this section                     10  U.S. Treasury Money Market Fund
for information on                      10  Investment Practices
investment strategies                   11  Investment Risks
and their risks.

                                     FUND MANAGEMENT

                             [ICON]
Review this section                     13  The Investment Adviser
for details on the                      14  The Distributor and Administrator
people and
organizations who
oversee the Funds.

                                     SHAREHOLDER INFORMATION

                             [ICON]
Review this section                     15  Choosing a Share Class
for details on how                      15  Pricing of Fund Shares
shares are valued,                      16  Purchasing and Adding to Your Shares
how to purchase, sell                   20  Selling Your Shares
and exchange shares,                    22  General Policies on Selling Shares
related charges and                     23  Distribution Arrangements/Sales Charges
payments of dividends                   23  Distribution and Service (12b-1) Fees
and distributions.                      24  Exchanging Your Shares
                                        25  Dividends, Distributions and Taxes

                                     OTHER INFORMATION ABOUT THE FUND

                             [ICON]
                                        28  Financial Highlights

                                     BACK COVER

                             [ICON]
                                            Where to learn more about this Fund

 [LOGO]

     RISK/RETURN SUMMARY AND FUND EXPENSES                     OVERVIEW


    THE FUNDS                   BB&T Funds is a mutual fund family that offers
                                different classes of shares in separate
                                investment portfolios ("Funds"). The Funds
                                have individual investment goals and
                                strategies. This prospectus gives you
                                important information about the Class A Shares
                                of the BB&T U.S. Treasury Money Market Fund
                                that you should know before investing. Please
                                read this prospectus and keep it for future
                                reference.

                                The Fund in this prospectus is a mutual fund.
                                A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                                The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY
                                ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT
                                IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                BRANCH BANKING AND TRUST COMPANY, BB&T
                                CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                                AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                                OVERVIEW


                                U.S. TREASURY MONEY MARKET FUND

                                The Fund seeks current income with liquidity and stability of principal by investing primarily in short-term debt securities. The
                                Fund seeks to maintain a stable price of $1.00 per share.

    WHO MAY WANT TO INVEST      Consider investing in the Fund if you are:
                                  - seeking preservation of capital
                                  - investing short-term reserves
                                  - willing to accept lower potential returns
                                in exchange for a higher degree of safety

                                The Fund may not be appropriate if you are:
                                  - seeking high total return
                                  - pursuing a long-term goal or investing for
                                    retirement

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND




                                RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE        The Fund seeks current income with liquidity
                                and stability of principal by investing
                                exclusively in short-term United States
                                dollar-denominated obligations issued or
                                guaranteed by the U.S. Treasury, some of which
                                may be subject to repurchase agreements.

    PRINCIPAL INVESTMENT        To pursue this goal, the Fund invests
    STRATEGIES                  exclusively in short-term U.S.
                                dollar-denominated obligations issued by the
                                U.S. Treasury ("U.S. Treasury Securities"),
                                and repurchase agreements collateralized by
                                U.S. Treasury Securities. Obligations
                                purchased by the Fund are limited to U.S.
                                dollar-denominated obligations which the Board
                                of Trustees has determined present minimal
                                credit risks.



                                In managing the Fund, the portfolio manager focuses on generating a high-level of income.
                                The manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.



                                The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.



                                For a more complete description of the
                                securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 10 or consult the Statement of Additional Information ("SAI").

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND


                                RISK/RETURN SUMMARY
                                CONTINUED


    PRINCIPAL INVESTMENT        Your investment in the Fund may be subject to
    RISKS                       the following principal risk:



                                INTEREST RATE RISK: The possibility that the
                                Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for shorter-term debt securities.



                                For more information about this risk, please see Additional Investment Strategies and Risks on page 10.



                                AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR
                                AN OBLIGATION OF BRANCH BANKING AND TRUST
                                COMPANY, BB&T CORPORATION, THEIR AFFILIATES,
                                OR ANY BANK, AND IT IS NOT INSURED OR
                                GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                                ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE
                                OF YOUR INVESTMENT AT $1 PER SHARE, IT IS
                                POSSIBLE TO LOSE MONEY BY INVESTING IN THE
                                FUND.

                                                                   U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                       MONEY MARKET FUND


   The chart and table on this page
   show how the U.S. Treasury Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by
   showing changes in the Fund's
   yearly performance to demonstrate
   that the Fund's value varied at
   different times. The table below
   it shows the Fund's performance
   over time. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

                                            PERFORMANCE BAR CHART AND TABLE
                                            YEAR-BY-YEAR TOTAL RETURNS AS OF
                                            12/31 FOR CLASS A SHARES(1)

1993                                                                             2.54%
94                                                                               3.23%
95                                                                               4.94%
96                                                                               4.41%
97                                                                               4.57%
98                                                                               4.59%
99                                                                               4.15%
2000                                                                             5.27%
01                                                                               3.16%
02                                                                               0.79%

                                            The performance information shown
                                            above is based on a calendar year.


                                            Best quarter:        1.38%  12/31/00
                                            Worst quarter:       0.14%  12/31/02
                                          ---------------------


                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                 (for the periods ended
                                                 December 31, 2001)(1)
                                                 ------------------------------


                                                                                                        SINCE
                                                                        1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                                                          -------------------------------------
 CLASS A SHARES                                                                                       (10/5/92)
                                                                          -------------------------------------
   U.S. TREASURY MONEY MARKET FUND                                      0.79%     3.58%     3.76%       3.73%
---------------------------------------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 2002, the Fund's 7-day yield for Class A Shares was 0.42%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.22% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

                                                            U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                          FEES AND EXPENSES


   As an investor in
   the U.S. Treasury
   Money Market Fund,
   you will pay the
   following fees and
   expenses when you
   buy and hold shares.
   Shareholder
   transaction fees are
   paid from your
   account. Annual Fund
   operating expenses
   are paid out of Fund
   assets, and are
   reflected in the
   share price.


                            SHAREHOLDER TRANSACTION
                            EXPENSES (FEES PAID BY YOU                 CLASS A
                            DIRECTLY)(1)                               SHARES
                            Maximum Sales Charge (load) on
                            Purchases                                    None
                            --------------------------------------------------
                            Maximum Deferred Sales Charge
                            (load)                                       None
                            --------------------------------------------------
                            Redemption Fee(2)                              0%

                            ANNUAL FUND OPERATING EXPENSES             CLASS A
                            (FEES PAID FROM FUND ASSETS)               SHARES
                            Management Fee(3)                           0.40%
                            --------------------------------------------------
                            Distribution and Service
                            (12b-1) Fee(3)                              0.50%
                            --------------------------------------------------
                            Other Expenses                              0.32%
                            --------------------------------------------------
                            Total Fund Operating
                            Expenses(3)                                 1.22%
                            --------------------------------------------------


                              (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                              (2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                              (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees are expected to be limited to 0.40%. Total expenses after fee waivers and expense reimbursements are expected to be 1.02%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                                            U.S. TREASURY
   RISK/RETURN SUMMARY AND FUND EXPENSES                MONEY MARKET FUND


                                                     EXPENSE EXAMPLE

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.



                                       U.S. TREASURY
                                       MONEY MARKET         1       3       5       10
                                       FUND                YEAR   YEARS   YEARS   YEARS
                                       CLASS A SHARES      $124   $387    $670    $1,477
                                       -------------------------------------------------

 [ICON]

     ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   U.S. TREASURY MONEY MARKET FUND
   INVESTMENT PRACTICES

   The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                        INSTRUMENT                          RISK TYPE
                        ----------                          ---------
    REPURCHASE AGREEMENTS: The purchase of a security       Market
    and the simultaneous commitment to return the           Credit
    security to the seller at an agreed upon price on
    an agreed upon date. This is treated as a loan.

    SECURITIES LENDING: The lending of up to 33 1/3%        Market
    of the Fund's total assets. In return the Fund          Leverage
    will receive cash, other securities, and/or             Liquidity
    letters of credit.                                      Credit

    SHORT-TERM OBLIGATIONS: High quality U.S. dollar-       Market
    denominated debt securities that have remaining         Credit
    maturities of one year or less. These securities
    may include U.S. government obligations, domestic
    and foreign commercial paper (including
    variable-amount master demand notes), bankers'
    acceptances, certificates of deposit and demand
    and time deposits of domestic and foreign branches
    of U.S. banks and foreign banks, and repurchase
    agreements. These investments are limited to those
    obligations which, at the time of purchase, (i)
    possess one of the two highest short-term ratings
    from at least two NRSROs (for example, commercial
    paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating
    (i.e., are unrated) but are determined by the
    Adviser or Sub-Adviser to be of comparable
    quality.

    TIME DEPOSITS: Non-negotiable receipts issued by a      Liquidity
    bank in exchange for the deposit of funds.              Credit
                                                            Market

    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,         Interest Rate
    separately traded registered interest and
    principal securities, and coupons under bank entry
    safekeeping.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/ Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses positions in a derivative may be substantially greater than the derivatives original cost.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can results in unanticipated risks.


   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 [ICON]

     FUND MANAGEMENT




   THE INVESTMENT ADVISER

   BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Fund. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2002, BB&T Corporation had assets of approximately $80.2 billion. Through its subsidiaries, BB&T Corporation operates over 1,100 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 19 years, BB&T Asset Management currently manages assets of more than $10.5 billion.


   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Fund paid as follows during its fiscal year ended:


                                                               PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                               FOR THE FISCAL
                                                                 YEAR ENDED
                                                                  09/30/02
                                                             ------------------
    U.S. Treasury Money Market Fund......................          0.33%

   FUND MANAGEMENT




   THE DISTRIBUTOR AND ADMINISTRATOR
   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [ICON]

     SHAREHOLDER INFORMATION



   CHOOSING A SHARE CLASS



   BB&T Funds offer different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Funds here, Class A Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Class A Shares:

   CLASS A SHARES

   - No sales charges.

   - Distribution and service fees of 0.50% of average daily net assets.

   For actual past expenses of Class A Shares, see the fund information earlier in this prospectus.

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   PRICING OF FUND SHARES

   ------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
     Total Assets - Liabilities
     --------------------------
          Number of Shares
            Outstanding

   NAV is calculated separately
   for each class of shares.
   ------------------------------

                                           U.S. TREASURY MONEY MARKET FUND

                                           The per share net asset value ("NAV")
                                           of the U.S. Treasury Money Market
                                           Funds will be determined at 12:00
                                           p.m. Eastern Time, 3:00 p.m. Eastern
                                           Time, and at the close of regular
                                           trading on the New York Stock
                                           Exchange, normally at 4:00 p.m.
                                           Eastern Time, on days the Exchange is
                                           open.

                                           Your order for purchase, sale or
                                           exchange of shares is priced at the
                                           next NAV calculated after your order
                                           is received. This is what is known as
                                           the offering price.

                                           The Fund uses the amortized cost
                                           method of valuing its investments,
                                           which does not take into account
                                           unrealized gains or losses. For
                                           further information regarding the
                                           methods used in valuing the Fund's
                                           investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   You may purchase Shares
   of the Fund through the
   Distributor or through
   banks, brokers and other
   investment
   representatives or
   institutions, which may
   charge additional fees
   and may require higher
   minimum investments or
   impose other limitations
   on buying and selling
   shares. If you purchase
   shares through an
   investment
   representative or
   institution, that party
   is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests.

   Consult your investment
   representative or
   institution for specific
   information.

                                                        MINIMUM INITIAL   MINIMUM
                                  ACCOUNT TYPE            INVESTMENT     SUBSEQUENT
                                  Class A
                                  -------------------------------------------------
                                  Regular                        $1,000          $0
                                  -------------------------------------------------
                                  Automatic Investment
                                  Plan                              $25         $25

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.



                                     The Fund may waive its minimum purchase
                                     requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------
 16

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.


   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "BB&T Funds."

   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533


   Subsequent:

   1. Use the investment slip attached to
      your account statement. Or, if
      unavailable,
   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Class A Shares
      - Amount invested
      - Account name
      - Account number
      Include your account number on your
      check.

   3. Mail to: BB&T Funds
      P.O. Box 182533
      Columbus, OH 43218-2533


                                                        ELECTRONIC VS. WIRE
                                                              TRANSFER

                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic purchase
                                                     or sale, the transaction is
                                                     made through the Automated
                                                     Clearing House (ACH) and
                                                     may take up to eight days
                                                     to clear. There is
                                                     generally no fee for ACH
                                                     transactions.



   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: BB&T Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road
     Columbus, OH 43219

                                                             QUESTIONS?

                                                     Call 800-451-8382 or your
                                                     investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   ELECTRONIC PURCHASES



   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to:

     Huntington National Bank
     Routing Number: ABA #044 000 024
     A/C 01899607383
     BB&T Funds

   Include:

     Your name
     Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.
   -----------------------------------------------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED



   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in
   the Fund from your bank account,
   through payroll deduction or from your
   federal employment, Social Security or
   other regular government checks.
   Automatic investments can be as little
   as $25, once you've invested the $25
   minimum required to open the account.



   To invest regularly from your bank
   account:
      - Complete the Automatic Investment
        Plan portion on your Account
        Application or the supplemental
        sign-up form
      - Make sure you note:
        - Your bank name, address and
          account number
        - The amount you wish to invest
          automatically (minimum $25)
        - How often you want to invest
          (every month, 4 times a year,
          twice a year or once a year)
      - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment
   form or consult the SAI for additional
   information.


                                                     DIRECTED DIVIDEND OPTION

                                                     By selecting the
                                                     appropriate box in the
                                                     Account Application, you
                                                     can elect to receive your
                                                     distributions in cash
                                                     (check) or have
                                                     distributions (capital
                                                     gains and dividends)
                                                     reinvested in another BB&T
                                                     Fund without a sales
                                                     charge. You must maintain
                                                     the minimum balance in each
                                                     Fund into which you plan to
                                                     reinvest dividends or the
                                                     reinvestment will be
                                                     suspended and your
                                                     dividends paid to you. The
                                                     Fund may modify or
                                                     terminate this reinvestment
                                                     option without notice. You
                                                     can change or terminate
                                                     your participation in the
                                                     reinvestment option at any
                                                     time.


   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the U.S. Treasury Money Market Fund are declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

                                        ----------------------------------------

                                        WITHDRAWING MONEY FROM YOUR
                                        FUND INVESTMENT

                                        As a mutual fund shareholder, you are
                                        technically selling shares when you
                                        request a withdrawal in cash. This is
                                        also known as redeeming shares or a
                                        redemption of shares.

                                        ----------------------------------------

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
       - amount you wish to redeem
       - address where your check should be sent
       - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.

     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO REDEMPTION PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING

   You may write checks in amounts of $100 or more on your account in the U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request a redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.





   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the U.S. Treasury Money Market Fund.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

    - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charges unless the sales charge is waived.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

    - Your name and telephone number

    - The exact name on your account and account number

    - Taxpayer identification number (usually your Social Security number)

    - Dollar value or number of shares to be exchanged

    - The name of the Fund from which the exchange is to be made

    - The name of the Fund to which the exchange is being made

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.
 24

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.



   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


   The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion below.


   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains, if any, will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends that you receive are considered ordinary income for tax purposes.

   - Generally, the Fund's adviser does not consider taxes when deciding to buy or sell securities.

   - Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

   - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   SHAREHOLDER INFORMATION


   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

                       (This page intentionally left blank)

 [ICON]

     OTHER INFORMATION ABOUT THE FUND



   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.

                                                                        INVESTMENT ACTIVITIES
                                                              ------------------------------------------
                                                  NET ASSET      NET        NET REALIZED/
                                                   VALUE,     INVESTMENT   UNREALIZED GAINS   TOTAL FROM
                                                  BEGINNING     INCOME       (LOSSES) ON      INVESTMENT
                                                  OF PERIOD     (LOSS)       INVESTMENTS      ACTIVITIES
                                                  ---------   ----------   ----------------   ----------
U.S. TREASURY MONEY MARKET FUND
 Year Ended September 30, 2002..................    $1.00        0.01            --              0.01
 Year Ended September 30, 2001..................    $1.00        0.04            --              0.04
 Year Ended September 30, 2000..................    $1.00        0.05            --              0.05
 Year Ended September 30, 1999..................    $1.00        0.04            --              0.04
 Year Ended September 30, 1998..................    $1.00        0.05            --              0.05

------------

 * During the period certain fees were voluntarily reduced. If such voluntary reductions had not occurred, the ratios would have been as indicated.

                                                                   U.S. TREASURY


                                                               MONEY MARKET FUND


                                                   DIVIDENDS
                                       ---------------------------------

                                                                           NET ASSET   TOTAL RETURN
                                          NET         NET                   VALUE,      (EXCLUDES
                                       INVESTMENT   REALIZED     TOTAL      END OF        SALES
                                         INCOME      GAINS     DIVIDENDS    PERIOD       CHARGE)
                                       ----------   --------   ---------   ---------   ------------
U.S. TREASURY MONEY MARKET FUND
  Year Ended September 30, 2002.......   (0.01)       --         (0.01)      $1.00        1.01%
  Year Ended September 30, 2001.......   (0.04)       --         (0.04)      $1.00        4.20%
  Year Ended September 30, 2000.......   (0.05)       --         (0.05)      $1.00        4.98%
  Year Ended September 30, 1999.......   (0.04)       --         (0.04)      $1.00        4.08%
  Year Ended September 30, 1998.......   (0.05)       --         (0.05)      $1.00        4.75%

                                                       RATIOS/SUPPLEMENTARY DATA
                                        -------------------------------------------------------
                                                                    RATIO OF NET
                                        NET ASSETS,    RATIO OF      INVESTMENT      RATIO OF
                                          END OF      EXPENSES TO   INCOME (LOSS)   EXPENSES TO
                                          PERIOD      AVERAGE NET    TO AVERAGE     AVERAGE NET
                                           (000)        ASSETS       NET ASSETS       ASSETS*
                                        -----------   -----------   -------------   -----------
U.S. TREASURY MONEY MARKET FUND
  Year Ended September 30, 2002.......   $197,830        1.05%          1.01%          1.24%
  Year Ended September 30, 2001.......   $208,914        1.03%          4.08%          1.23%
  Year Ended September 30, 2000.......   $170,380        1.00%          5.11%          1.23%
  Year Ended September 30, 1999.......   $ 42,241        0.84%          4.00%          1.23%
  Year Ended September 30, 1998.......   $ 41,478        0.86%          4.65%          1.26%

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-6719.



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